Stock Option Plans - Schedule of Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Options Outstanding, Beginning balance	40,496,761	38,213,427	36,821,969
Options Exercisable, Beginning balance	37,157,179	36,213,427	36,771,969
Options, Canceled		(350,000)
Options, Granted		2,833,334	2,161,458
Options, Exercised		(200,000)	(770,000)
Options, Forfeited
Options Outstanding, Ending balance	40,496,761	40,496,761	38,213,427
Options Exercisable, Ending balance	37,846,756	37,157,179	36,213,427
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.40	$ 0.41	$ 0.41
Weighted Average Exercise Price, Exercisable, Beginning balance	0.41	0.41	0.41
Weighted Average Exercise Price, Canceled
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Outstanding, Ending balance	0.40	0.40	0.41
Weighted Average Exercise Price, Exercisable, Ending balance	$ 0.41	$ 0.41	$ 0.41
Weighted Average Remaining Contractual Term in Years, Outstanding Beginning	4 years 6 months 7 days	5 years 2 months 23 days	5 years 11 months 8 days
Weighted Average Remaining Contractual Term in Years, Exercisable, Beginning	4 years 1 month 6 days	4 years 11 months 23 days	5 years 11 months 8 days
Weighted Average Remaining Contractual Term in Years, Outstanding Ending	4 years 11 days	4 years 6 months 7 days	5 years 2 months 23 days
Weighted Average Remaining Contractual Term in Years, Exercisable, Ending	3 years 8 months 9 days	4 years 1 month 6 days	4 years 11 months 23 days
Aggregate Intrinsic Value, Outstanding Beginning balance	$ 986,808	$ 562,456	$ 301,273
Aggregate Intrinsic Value, Exercisable Beginning balance	966,808	562,456	299,273
Aggregate Intrinsic Value, Outstanding Ending balance	335,405	986,808	562,456
Aggregate Intrinsic Value, Exercisable Ending balance	$ 335,405	$ 966,808	$ 562,456